Note 11 - Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other receivables [text block]
	As of December 31,
	2025	2024
Other receivables (1)	$912,471	$954,548
Less: Allowance for ECLs / uncollectable accounts	(521,852)	(521,852)
	$390,619	$432,696